Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash and due from banks	$ 17,648	$ 23,214
Interest-earning deposits in other banks	84,369	22,350
Total cash and cash equivalents	102,017	45,564
Securities
Available-for-sale, at fair value	112,146	85,528
Held-to-maturity; fair value of $13,950 in 2019 and $20,118 in 2018	13,869	20,688
Equity securities	92	83
Restricted stock, at cost	4,614	4,614
Total securities	130,721	110,913
Loans held for sale	622	108
Loans	551,633	548,974
Less allowance for loan losses	7,017	5,907
Net loans	544,616	543,067
Premises and equipment, net	12,040	9,961
Core deposit intangible	104	167
Goodwill	4,728	4,728
Bank-owned life insurance	18,894	13,554
Accrued interest receivable and other assets	4,941	3,660
TOTAL ASSETS	818,683	731,722
Deposits
Noninterest-bearing	197,780	185,871
Interest-bearing	485,766	420,627
Total deposits	683,546	606,498
Short-term borrowings	38,889	37,415
Other borrowings	6,330	8,525
Accrued interest payable and other liabilities	4,442	2,748
Total liabilities	733,207	655,186
SHAREHOLDERS’ EQUITY
Common stock, $6.25 par value. Authorized 9,000,000 shares; issued 2,980,602 shares; and outstanding 2,742,350 shares in 2019 and 2,742,242 in 2018	18,629	18,629
Additional paid-in capital	9,815	9,815
Retained earnings	61,740	54,288
Treasury stock at cost: 238,252 shares in 2019 and 238,360 in 2018	(4,780)	(4,784)
Accumulated other comprehensive income (loss)	72	(1,412)
Total shareholders’ equity	85,476	76,536
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 818,683	$ 731,722